Borrowings (Tables)	12 Months Ended
Jun. 30, 2022
Borrowings
Schedule of borrowings

	2022	2021
	£’000	£’000
Senior secured notes	347,173	304,474
Secured term loan facility	183,192	160,575
Revolving facilities	100,000	60,000
Accrued interest on senior secured notes and revolving facilities	5,757	5,187
	636,122	530,236
Less: non-current portion
Senior secured notes	347,173	304,474
Secured term loan facility	183,192	160,575
Non-current borrowings	530,365	465,049
Current borrowings	105,757	65,187